Information about financial instruments - Schedule of Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	$ 85,511	$ 96,694	$ 67,729
Financial assets, at fair value	(20,054)	(37,058)	(24,857)
Level 2 | Cash flow hedges
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial assets, at fair value	50	84	46
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	103,750	106,845	87,315
Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	36,149	50,172	33,711
Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	3,829	9,083	37,384
Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	60,232	4,554	12,528
Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	2,504	39,832	1,348
Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,036	2,433	1,037
Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	771	1,307
Research project financing | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	3,783	6,584	6,032
Research project financing | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,057	1,944	739
Research project financing | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,042	2,387	2,252
Research project financing | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,684	1,828	2,601
Research project financing | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	425	368
Research project financing | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	72
Research project financing | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	9,518	14,228	4,068
Interest-bearing receivables financing | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	9,518	14,228	4,068
Interest-bearing receivables financing | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Government loans | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	6,462	7,661	1,173
Government loans | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,240	1,536	478
Government loans | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,573	1,851	466
Government loans | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,483	1,319	229
Government loans | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,452	1,287	0
Government loans | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	714	1,256	0
Government loans | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		412	0
Convertible debt | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	54,623	35,506	40,779
Convertible debt | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	7,863
Convertible debt | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	26,792
Convertible debt | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	54,623	0	6,124
Convertible debt | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	35,506	0
Convertible debt | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Convertible debt | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Venture debt | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		9,168	14,435
Venture debt | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		6,600	6,042
Venture debt | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		2,568	6,042
Venture debt | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0	2,351
Venture debt | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0	0
Venture debt | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0	0
Venture debt | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0	0
Lease liability
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	4,620	5,776	4,104
Lease liability | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	4,620	7,931	6,204
Lease liability | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,238	1,777	1,147
Lease liability | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,043	2,027	832
Lease liability | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	965	1,407	973
Lease liability | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,052	1,184	980
Lease liability | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	322	1,177	965
Lease liability | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	359	1,307
Trade payables | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	15,564	17,381	10,084
Trade payables | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	13,916	15,701	8,834
Trade payables | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	171	250	1,000
Trade payables | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,477	0	250
Trade payables | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	1,430	0
Trade payables | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Trade payables | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	9,180	8,386	4,540
Other current liabilities | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	9,180	8,386	4,540
Other current liabilities | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value		12,395
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	0	0	0
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	10,081	12,395
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	0	0	0
Cash flow hedges | Financial Assets Measured At Fair Value Through Other Comprehensive Income
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial assets, at fair value	$ 50	$ 84	$ 46